J.P. Morgan Mortgage Trust 2024-VIS2 ABS-15G

Exhibit 99.23

Seller	JPM Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	304092685			Closed	2024-02-26 16:38	2024-02-26 16:38	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. S&P RA Only - Value grade equals B, secondary product within tolerance. S&P value equals B, secondary product within tolerance is required. For informational purposes only. - Due Diligence Vendor-02/26/2024		Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. S&P RA Only - Value grade equals B, secondary product within tolerance. S&P value equals B, secondary product within tolerance is required. For informational purposes only. - Due Diligence Vendor-02/26/2024				IN	Investment	Refinance	Cash Out - Other	1453490	Investor Post-Close	No
XXXX	304092685			Closed	2024-01-09 12:08	2024-01-10 17:26	Waived	2 - Non-Material	Credit	Eligibility	Audited Loan Amount is less than Guideline Minimum Loan Amount	Waived-Lender exception provided with valid comp factors, finding to be rated EV2 - Due Diligence Vendor-01/23/2024 Ready for Review-Document Uploaded. - Buyer-01/10/2024 Open-Audited Loan Amount of $X,XXX.XX is less than the Guideline Minimum Loan Amount of $125000. Documentation in file indicates that an exception was approved. Please provide evidence of the approved exception with compensating factors. - Due Diligence Vendor-01/09/2024		Waived-Lender exception provided with valid comp factors, finding to be rated EV2 - Due Diligence Vendor-01/23/2024	Thewlies CE.pdf		Fico 753 vs min 720, Min DSCR 100 v current 104, no lates on credit report	IN	Investment	Refinance	Cash Out - Other	1361759	Investor Post-Close	No